Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Loss Contingencies [Line Items]
Schedule of future lease payment under operating leases

Operating leases
RMB
Year ending December 31,
2022	45,236
2023	50,972
2024	17,159
2025	627
2026 and thereafter	—
Total future lease payments	113,994
Less: Imputed interest	(8,109)
Total lease liability balance	105,885

Bandwidth And Property Management Fees | Leases Office Space
Loss Contingencies [Line Items]
Schedule of future lease payment under operating leases

As of December 31,
2021
RMB
2022	6,243
2023	5,854
2024	1,896
2025	—
2026 and thereafter	—
Total	13,993